Investment and Mortgage-Backed Securities, Available for Sale (Schedule of Available for Sale Securities) (Details) (USD $)	9 Months Ended	12 Months Ended
	Dec. 31, 2012	Mar. 31, 2012	Mar. 31, 2011
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost of Investment And Mortgage-Backed Securities Available For Sale	$ 342,936,153	$ 343,421,858
Available-for-sale Securities, Gross Unrealized Gains	12,320,883	10,880,836
Available-for-sale Securities, Gross Unrealized Losses	340,820	347,837
Available-for-sale Securities, Fair Value Disclosure	354,916,216	353,954,857
Proceeds From Sale of Available For Sale Securities Including Mortgage Backed Securities	40,300,000	78,300,000	65,000,000
Available For Sale Securities Pledged as Collateral, Amortized Cost Basis	108,900,000	130,600,000
Available-for-sale Securities Pledged as Collateral, Fair Value	114,400,000	137,100,000
Available-for-sale Securities, Gross Realized Gains	945,000	2,300,000	1,500,000
Available-for-sale Securities, Gross Realized Losses	0	0	0
FHLB Securities
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost of Investment And Mortgage-Backed Securities Available For Sale	6,115,036	2,634,234
Available-for-sale Securities, Gross Unrealized Gains	53,954	64,660
Available-for-sale Securities, Gross Unrealized Losses	4,320	0
Available-for-sale Securities, Fair Value Disclosure	6,164,670	2,698,894
FNMA and FHLMC Bonds
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost of Investment And Mortgage-Backed Securities Available For Sale		2,926,566
Available-for-sale Securities, Gross Unrealized Gains		560
Available-for-sale Securities, Gross Unrealized Losses		5,275
Available-for-sale Securities, Fair Value Disclosure		2,921,851
SBA Bonds
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost of Investment And Mortgage-Backed Securities Available For Sale	94,152,203	85,064,224
Available-for-sale Securities, Gross Unrealized Gains	2,466,354	1,357,490
Available-for-sale Securities, Gross Unrealized Losses	156,287	142,912
Available-for-sale Securities, Fair Value Disclosure	96,462,270	86,278,802
Tax Exempt Municipal Bonds
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost of Investment And Mortgage-Backed Securities Available For Sale	35,772,115	23,231,375
Available-for-sale Securities, Gross Unrealized Gains	1,770,567	971,739
Available-for-sale Securities, Gross Unrealized Losses	60,534	77,389
Available-for-sale Securities, Fair Value Disclosure	37,482,148	24,125,725
Mortgage-Backed Securities
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost of Investment And Mortgage-Backed Securities Available For Sale	206,793,861	229,462,521
Available-for-sale Securities, Gross Unrealized Gains	8,030,008	8,486,387
Available-for-sale Securities, Gross Unrealized Losses	91,966	95,073
Available-for-sale Securities, Fair Value Disclosure	214,731,903	237,853,835
Equity Securities
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost of Investment And Mortgage-Backed Securities Available For Sale	102,938	102,938
Available-for-sale Securities, Gross Unrealized Gains	0	0
Available-for-sale Securities, Gross Unrealized Losses	27,713	27,188
Available-for-sale Securities, Fair Value Disclosure	75,225	75,750
GNMA Mortgage-Backed Securities
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost of Investment And Mortgage-Backed Securities Available For Sale	135,300,000	143,800,000
Available-for-sale Securities, Fair Value Disclosure	$ 141,200,000	$ 149,300,000